Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of composition of the fleet and spare engines, leases

Aircraft		At December	At December
Type	Model	31, 2023	31, 2022
A319	132	3	3
A320	233	39	39
A320	232	1	1
A320NEO	271N	51	48
A321	231	10	10
A321NEO	271N	25	15
		129	116

Engine spare		At December	At December
Type	Model	31, 2023	31, 2022
V2500	V2524-A5	—	2
V2500	V2527M-A5	3	3
V2500	V2527E-A5	5	6
V2500	V2527-A5	6	6
PW1100	PW1127G-JM	5	5
PW1100	PW1133G-JM	1	1
		20	23

(1) Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Management evaluates extensions based on the market conditions at the time of renewal.

Summary of carrying amounts of right-of-use assets recognized and the movements during the period

			Spare engine
	Aircraft leases		leases		Building leases		Total
As of December 31, 2021	US$	1,862,664	US$	34,953	US$	19,618	US$	1,917,235
Additions		521,711		1,023		30,597		553,331
Modifications		25,895		(168)		5,081		30,808
Depreciation on right of use assets		(299,517)		(11,627)		(9,299)		(320,443)
As of December 31, 2022		2,110,753		24,181		45,997		2,180,931
Additions		401,943		—		2,774		404,717
Extensions		64,994		7,825		767		73,586
Modifications		32,167		9,006		—		41,173
Depreciation on right of use assets		(337,694)		(11,524)		(12,797)		(362,015)
As of December 31, 2023	US$	2,272,163	US$	29,488	US$	36,741	US$	2,338,392

Summary of carrying amounts of lease liabilities and the movements during the period

	2023		2022
As of January 1st,	US$	2,708,723	US$	2,412,137
Additions		404,650		550,834
Modifications		114,759		29,842
Disposals		(4,378)		—
Accretion of interest		194,416		165,043
Foreign exchange effect		2,346		(129)
Payments		(529,074)		(449,004)
As of 31 December,	US$	2,891,442	US$	2,708,723
Current	US$	372,697	US$	335,620
Non-current	US$	2,518,745	US$	2,373,103

Summary of amounts recognized in profit or loss

	For the years ended December 31,
	2023		2022		2021
Depreciation of right-of-use assets	US$	(362,015)	US$	(320,443)	US$	(269,351)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)		(191,967)		(174,769)		(128,159)
Aircraft and engine variable lease expenses		(103,845)		(124,532)		(83,373)
Short - term leases and leases of low - value assets		(7,925)		(6,680)		(8,964)
Total amount recognized in profit or loss	US$	(665,752)	US$	(626,424)	US$	(489,847)